Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 283,000.00
Previously Paid Amount	0.00
Total Fee Amount	39.08
Total Offset Amount	0.00
Net Fee	39.08
Narrative - Max Aggregate Offering Price	$ 283,000.00
Final Prospectus	true